SUBSEQUENT EVENTS - Additional Information (Details) - Subsequent Event - Breach Of Contract	Apr. 16, 2021 CNY (¥) item	Apr. 16, 2021 USD ($) item	Mar. 19, 2021 CNY (¥)	Mar. 19, 2021 USD ($)	Mar. 03, 2021 CNY (¥)	Mar. 03, 2021 USD ($)	Jan. 29, 2021 CNY (¥)	Jan. 29, 2021 USD ($)
Tianfang SZ
Subsequent Event [Line Items]
Number of complaints filed	5	5
Number of projects on which complaints filed	5	5
Litigation amount claimed	¥ 990,618	$ 151,522
Chengkai
Subsequent Event [Line Items]
Litigation amount claimed					¥ 424,918	$ 64,994
Mingda Tianjin (VIE) | Tianjin Xingtian Real Estate Development Co., Ltd. | Sales Agency Service Contract
Subsequent Event [Line Items]
Amount received from other Party			¥ 1,700,000	$ 260,026			¥ 1,700,000	$ 260,026